SCHEDULE OF CONVERTIBLE CONVERSION OF ACCRUED INTEREST AND PRINCIPAL (Details) (Parenthetical) - USD ($)	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022		Aug. 31, 2022
Short-Term Debt [Line Items]
Face value		$ 1,900,000		$ 2,165,000
Debt discount	$ (50,000)
Note Sold in Exchange for Cash [Member]
Short-Term Debt [Line Items]
Face value		$ 900,000	[1]	$ 1,165,000	[2]
Note Sold in Exchange for Cash [Member] | Wallach Beth Capital LLC [Member]
Short-Term Debt [Line Items]
Face value						$ 1,380,960
Debt discount						$ 86,040

[1]	During 2023 a total of $316,588 (whereof $51,588 in interest) was converted into 2,435,291 shares of Common Stock.
[2]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).